Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 17,820,133
Amortization expense	3,820,014	$ 116,499	$ 3,906,483	$ 3,931,079
Ending balance	15,692,350	478,571	17,820,133
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,457,546	1,233,838	40,825,968	40,205,066
Additions	1,670,252	50,938	527,786	491,868
Disposals or derecognition	(335,661)	(10,237)	(936,920)	(50,313)
Acquisition through business combinations	39,828	1,215
Effect of foreign currency exchange differences	123,671	3,772	40,712	179,347
Ending balance	41,955,636	1,279,526	40,457,546	40,825,968
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,637,413	690,376	19,648,260	15,641,359
Amortization expense	3,820,014	116,499	3,906,483	3,931,079
Impairment losses recognized				715
Disposals or derecognition	(328,214)	(10,009)	(923,567)	(40,009)
Acquisition through business combinations	38,515	1,175
Effect of foreign currency exchange differences	95,558	2,914	6,237	115,116
Ending balance	26,263,286	800,955	22,637,413	19,648,260
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,949,623
Ending balance	4,904,110	149,561	5,949,623
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,762,561	358,724	11,736,181	11,704,605
Disposals or derecognition			0	0
Effect of foreign currency exchange differences	2,951	90	26,380	31,576
Ending balance	11,765,512	358,814	11,762,561	11,736,181
Customer relationships [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,812,938	177,278	4,761,816	3,713,649
Amortization expense	1,048,694	31,982	1,047,282	1,043,852
Disposals or derecognition			0	0
Effect of foreign currency exchange differences	(230)	(7)	3,840	4,315
Ending balance	6,861,402	209,253	5,812,938	4,761,816
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,878,509
Ending balance	2,612,829	79,684	1,878,509
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,260,393	221,421	7,616,109	7,051,694
Additions	1,597,759	48,727	537,261	459,954
Disposals or derecognition	(325,476)	(9,926)	(905,947)	(37,442)
Acquisition through business combinations	39,828	1,215
Effect of foreign currency exchange differences	121,122	3,694	12,970	141,903
Ending balance	8,693,626	265,131	7,260,393	7,616,109
Computer software [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,381,884	164,132	5,305,294	4,271,971
Amortization expense	886,727	27,042	970,413	957,708
Impairment losses recognized				715
Disposals or derecognition	(319,368)	(9,739)	(894,767)	(31,456)
Acquisition through business combinations	38,515	1,175
Effect of foreign currency exchange differences	93,039	2,837	944	106,356
Ending balance	6,080,797	185,447	5,381,884	5,305,294
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,948,539
Ending balance	8,069,574	246,098	9,948,539
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,317,895	650,134	21,317,352	21,315,241
Additions			1,350	500
Disposals or derecognition	(8,846)	(270)
Effect of foreign currency exchange differences	2,451	75	(807)	1,611
Ending balance	21,311,500	649,939	21,317,895	21,317,352
Patents and acquired specific technology [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,369,356	346,733	9,488,185	7,584,837
Amortization expense	1,878,965	57,303	1,881,980	1,901,835
Disposals or derecognition	(8,846)	(270)	0
Effect of foreign currency exchange differences	2,451	75	(809)	1,513
Ending balance	13,241,926	403,841	11,369,356	9,488,185
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,462
Ending balance	105,837	3,228	43,462
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	116,697	3,559	156,326	133,526
Additions	72,493	2,211	(10,825)	31,414
Disposals or derecognition	(1,339)	(41)	(30,973)	(12,871)
Effect of foreign currency exchange differences	(2,853)	(87)	2,169	4,257
Ending balance	184,998	5,642	116,697	156,326
Others [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	73,235	2,233	92,965	70,902
Amortization expense	5,628	172	6,808	27,684
Disposals or derecognition			(28,800)	(8,553)
Effect of foreign currency exchange differences	298	9	2,262	2,932
Ending balance	$ 79,161	$ 2,414	$ 73,235	$ 92,965